GROWTH PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.3%

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Advertising -- 1.7%
---------------------------------------------------------------
Getty Images, Inc.(1)                      60,000   $ 1,081,200
TMP Worldwide, Inc.(1)                     44,000       480,480
---------------------------------------------------------------
                                                    $ 1,561,680
---------------------------------------------------------------
Aerospace and Defense -- 1.9%
---------------------------------------------------------------
Alliant Techsystems, Inc.(1)               25,500   $ 1,739,610
---------------------------------------------------------------
                                                    $ 1,739,610
---------------------------------------------------------------
Agricultural Services -- 2.2%
---------------------------------------------------------------
Monsanto Co.                              110,000   $ 2,020,700
---------------------------------------------------------------
                                                    $ 2,020,700
---------------------------------------------------------------
Broadcasting -- 7.2%
---------------------------------------------------------------
Clear Channel Communications, Inc.(1)      16,000   $   546,880
Cumulus Media, Inc. Class A(1)             42,500       593,300
Radio One, Inc. Class A(1)                 21,800       345,530
SBS Broadcasting S.A.(1)                   35,000       516,250
USA Interactive (Private
Placement)(1)(2)                           35,800       728,494
USA Interactive, Inc.(1)                  173,000     3,705,660
---------------------------------------------------------------
                                                    $ 6,436,114
---------------------------------------------------------------
Chemicals -- 0.5%
---------------------------------------------------------------
IMC Global, Inc.                           36,000   $   476,640
---------------------------------------------------------------
                                                    $   476,640
---------------------------------------------------------------
Computer Software & Services -- 4.3%
---------------------------------------------------------------
Concord EFS, Inc.(1)                       99,000   $ 2,020,590
Electronic Data Systems Corp.              46,000     1,851,960
---------------------------------------------------------------
                                                    $ 3,872,550
---------------------------------------------------------------
Computers and Business Equipment -- 2.3%
---------------------------------------------------------------
Insight Enterprises, Inc.(1)              104,000   $ 1,171,040
McData Corp. Class B(1)                    90,000       875,700
---------------------------------------------------------------
                                                    $ 2,046,740
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Consumer Products -- 1.2%
---------------------------------------------------------------
Nautilas Group, Inc.(1)                    33,000   $ 1,046,430
---------------------------------------------------------------
                                                    $ 1,046,430
---------------------------------------------------------------
Diversified Manufacturing and Services -- 1.5%
---------------------------------------------------------------
Tyco International Ltd.                    85,000   $ 1,333,650
---------------------------------------------------------------
                                                    $ 1,333,650
---------------------------------------------------------------
Drugs -- 13.7%
---------------------------------------------------------------
aaiPharma, Inc.(1)                         43,500   $   693,825
Alpharma, Inc. Class A                    200,000     2,024,000
American Pharmaceutical Partners,
Inc.(1)                                   230,600     3,507,426
AmerisourceBergen Corp.                    15,000     1,087,650
Andrx Group(1)                             40,000       985,200
King Pharmaceuticals, Inc.(1)              75,000     1,598,250
Taro Pharmaceutical Industries Ltd.(1)     80,000     2,400,000
---------------------------------------------------------------
                                                    $12,296,351
---------------------------------------------------------------
Electronics - Instruments -- 1.7%
---------------------------------------------------------------
Flextronics International Ltd.(1)         160,000   $ 1,515,200
---------------------------------------------------------------
                                                    $ 1,515,200
---------------------------------------------------------------
Entertainment -- 0.9%
---------------------------------------------------------------
The Walt Disney Co.                        50,000   $   784,000
---------------------------------------------------------------
                                                    $   784,000
---------------------------------------------------------------
Financial Services -- 4.2%
---------------------------------------------------------------
Capital One Financial Corp.                36,000   $ 1,284,120
Doral Financial Corp.                      20,000       847,800
SunGard Data Systems, Inc.(1)              65,000     1,602,250
---------------------------------------------------------------
                                                    $ 3,734,170
---------------------------------------------------------------
Health Insurance -- 1.2%
---------------------------------------------------------------
Anthem, Inc.(1)                            17,000   $ 1,072,870
---------------------------------------------------------------
                                                    $ 1,072,870
---------------------------------------------------------------
Health Services -- 14.9%
---------------------------------------------------------------
Cross Country, Inc.(1)                     84,000   $ 1,202,040
MIM Corp.(1)                              439,600     4,743,284
On Assignment, Inc.(1)                    210,000     2,121,000

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------

Health Services (continued)
---------------------------------------------------------------
PacifiCare Health Systems, Inc. Class
A(1)                                      231,200   $ 5,315,288
---------------------------------------------------------------
                                                    $13,381,612
---------------------------------------------------------------
Insurance -- 2.2%
---------------------------------------------------------------
Ace Ltd.                                   28,000   $   890,680
Kingsway Financial Services, Inc.(1)      130,700     1,073,047
---------------------------------------------------------------
                                                    $ 1,963,727
---------------------------------------------------------------
Internet Services -- 5.1%
---------------------------------------------------------------
Alloy, Inc.(1)                             42,500   $   457,300
Overture Services, Inc.(1)                125,000     2,531,500
WebEx Communications, Inc.(1)             110,500     1,627,665
---------------------------------------------------------------
                                                    $ 4,616,465
---------------------------------------------------------------
Investment Services -- 0.9%
---------------------------------------------------------------
E*Trade Group, Inc.(1)                    190,000   $   824,600
---------------------------------------------------------------
                                                    $   824,600
---------------------------------------------------------------
Medical Products -- 2.1%
---------------------------------------------------------------
Cyberonics, Inc.(1)                        20,000   $   370,000
Cytyc Corp.(1)                            112,000     1,102,080
Meridian Medical Technologies, Inc.(1)     15,000       453,900
---------------------------------------------------------------
                                                    $ 1,925,980
---------------------------------------------------------------
Oil and Gas - Equipment and Services -- 6.7%
---------------------------------------------------------------
GlobalSantafe Corp.                        45,000   $   990,000
Hanover Compressor Co.(1)                 270,000     3,051,000
Kinder Morgan Management, LLC(1)           30,000       960,300
Kinder Morgan, Inc.                        12,000       494,280
Quicksilver Resources, Inc.(1)             25,500       497,250
---------------------------------------------------------------
                                                    $ 5,992,830
---------------------------------------------------------------
Retail -- 6.0%
---------------------------------------------------------------
Advance Auto Parts, Inc.(1)                10,000   $   522,500
CSK Auto Corp.(1)                          40,000       506,000
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------

Retail (continued)
---------------------------------------------------------------

GameStop Corp.(1)                          88,600   $ 1,842,880
Hollywood Entertainment Corp.(1)          185,000     2,497,500
---------------------------------------------------------------
                                                    $ 5,368,880
---------------------------------------------------------------
Semiconductor Equipment -- 1.7%
---------------------------------------------------------------
ASM International N.V.(1)                  46,525   $   582,493
Cabot Microelectronics Corp.(1)            22,000       933,900
---------------------------------------------------------------
                                                    $ 1,516,393
---------------------------------------------------------------
Semiconductors -- 1.4%
---------------------------------------------------------------
LSI Logic Corp.(1)                         50,000   $   366,500
SIPEX Corp.(1)                            115,200       345,600
SIPEX Corp. (Private Placement)(1)(2)     210,000       525,000
---------------------------------------------------------------
                                                    $ 1,237,100
---------------------------------------------------------------
Software -- 1.7%
---------------------------------------------------------------
Activision, Inc.(1)                        19,000   $   529,530
Eidos PLC(1)(3)                           560,000     1,039,528
---------------------------------------------------------------
                                                    $ 1,569,058
---------------------------------------------------------------
Telecom Equipment -- 1.3%
---------------------------------------------------------------
Nokia Oyj ADR                              90,000   $ 1,196,100
---------------------------------------------------------------
                                                    $ 1,196,100
---------------------------------------------------------------
Telecommunications - Services -- 0.8%
---------------------------------------------------------------
IDT Corp.(1)                               40,000   $   706,000
---------------------------------------------------------------
                                                    $   706,000
---------------------------------------------------------------
Travel Services -- 7.0%
---------------------------------------------------------------
Expedia, Inc. Class A(1)                   30,500   $ 1,538,420
Hotels.com Class A(1)                     113,500     4,726,140
---------------------------------------------------------------
                                                    $ 6,264,560
---------------------------------------------------------------
Total Common Stocks
   (identified cost $89,607,755)                    $86,500,010
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

COMMERCIAL PAPER -- 3.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
General Electric Capital Corp., 1.89%,
9/3/02                                      $     3,259    $ 3,258,648
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $3,258,648)                         $ 3,258,648
----------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $92,866,403)                           $89,758,658
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                     $    40,603
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $89,799,261
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $92,866,403)                           $89,758,658
Cash                                            1,242
Receivable for investments sold             1,030,681
Interest and dividends receivable              11,374
Prepaid expenses                                  442
-----------------------------------------------------
TOTAL ASSETS                              $90,802,397
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $   996,804
Accrued expenses                                6,332
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,003,136
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $89,799,261
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $92,907,006
Net unrealized depreciation (computed on
   the basis of identified cost)           (3,107,745)
-----------------------------------------------------
TOTAL                                     $89,799,261
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $1,115)  $    268,224
Interest                                        74,620
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    342,844
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    697,225
Trustees' fees and expenses                      9,964
Custodian fee                                   87,601
Legal and accounting services                   30,618
Miscellaneous                                   12,291
------------------------------------------------------
TOTAL EXPENSES                            $    837,699
------------------------------------------------------

NET INVESTMENT LOSS                       $   (494,855)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(10,861,524)
   Foreign currency transactions                   461
------------------------------------------------------
NET REALIZED LOSS                         $(10,861,063)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(16,323,265)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(16,323,265)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(27,184,328)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(27,679,183)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2002  AUGUST 31, 2001
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (494,855) $      (290,137)
   Net realized loss                          (10,861,063)     (22,097,035)
   Net change in unrealized appreciation
      (depreciation)                          (16,323,265)     (16,482,079)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $   (27,679,183) $   (38,869,251)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    36,676,915  $     6,876,532
   Withdrawals                                (41,664,990)     (29,093,483)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (4,988,075) $   (22,216,951)
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (32,667,258) $   (61,086,202)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   122,466,519  $   183,552,721
--------------------------------------------------------------------------
AT END OF YEAR                            $    89,799,261  $   122,466,519
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------
                                    2002        2001         2000         1999         1998
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Operating expenses                0.75%        0.73%        0.72%        0.71%        0.71%
   Interest expense                    --         0.04%        0.01%          --           --
   Net investment income
      (loss)                        (0.44)%      (0.20)%       0.16%        0.40%        0.73%
Portfolio Turnover                    282%         301%         274%          34%          55%
----------------------------------------------------------------------------------------------
TOTAL RETURN(1)                    (23.66)%         --           --           --           --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $89,799     $122,467     $183,553     $193,824     $180,258
----------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2002, $601 of credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended August 31, 2002, the fee amounted to $697,225. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $305,684,237 and $313,371,270, respectively, for the year ended August 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 95,021,347
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,624,542
    Gross unrealized depreciation              (10,887,231)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (5,262,689)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended
   August 31, 2002.

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 4, 2002

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and the Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
         NAME               WITH THE                 OFFICE AND
       AND DATE             TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
       OF BIRTH             PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee          Since 1998                          President and Chief Executive Officer of
DOB: 11/28/59                                                                 National Financial Partners (financial
                                                                              services company) (since April 1999).
                                                                              President and Chief Operating Officer of
                                                                              John A. Levin & Co. (registered
                                                                              investment advisor) (July 1997 to April
                                                                              1999) and a Director of Baker,
                                                                              Fentress & Company, which owns John A.
                                                                              Levin & Co. (July 1997 to April 1999).
                                                                              Ms. Bibliowicz is an interested person
                                                                              because of her affiliation with a
                                                                              brokerage firm.
James B. Hawkes          Trustee          Trustee of the Trust since 1989;    Chairman, President and Chief Executive
DOB: 11/9/41                              of the Portfolio since 1992         Officer of BMR, EVM and their corporate
                                                                              parent and trustee, Eaton Vance Corp.
                                                                              (EVC) and Eaton Vance, Inc. (EV),
                                                                              respectively; Director of EV; Vice
                                                                              President and Director of EVD. President
                                                                              Trustee and/or officer of 178 investment
                                                                              companies in the Eaton Vance Fund
                                                                              Complex. Mr. Hawkes is an interested
                                                                              person because of his positions with
                                                                              BMR, EVM and EVC, which are affiliates
                                                                              of the Trust and the Portfolio.
----------------------------------------------------------------------------------------------------------------------


         NAME             NUMBER OF PORTFOLIOS
       AND DATE              IN FUND COMPLEX                 OTHER DIRECTORSHIPS
       OF BIRTH          OVERSEEN BY TRUSTEE(1)                      HELD
-----------------------
Jessica M. Bibliowicz                   173                          None
DOB: 11/28/59

James B. Hawkes                         178                    Director of EVC
DOB: 11/9/41

-----------------------

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
         NAME               WITH THE                 OFFICE AND
       AND DATE             TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
       OF BIRTH             PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee of the Trust since 1989:    President of Dwight Partners, Inc.
DOB: 3/26/31                              of the Portfolio since 1993         (corporate relations and communications
                                                                              company).
Samuel L. Hayes, III     Trustee          Trustee of the Trust since 1989;    Jacob H. Schiff Professor of Investment
DOB: 2/23/35                              of the Portfolio since 1993         Banking Emeritus, Harvard University
                                                                              Graduate School of Business
                                                                              Administration.
Norton H. Reamer         Trustee          Trustee of the Trust since 1989;    President, Unicorn Corporation (an
DOB: 9/21/35                              of the Portfolio since 1993         investment and financial advisory
                                                                              services company) (since September
                                                                              2000). Chairman, Hellman, Jordan
                                                                              Management Co., Inc. (an investment
                                                                              management company) (since November
                                                                              2000). Advisory Director, Berkshire
                                                                              Capital Corporation (investment banking
                                                                              firm) (since June 2002). Formerly,
                                                                              Chairman of the Board, United Asset
                                                                              Management Corporation (a holding
                                                                              company owning institutional investment
                                                                              management firms) and Chairman,
                                                                              President and Director, UAM Funds
                                                                              (mutual funds).
Lynn A. Stout            Trustee          Since 1998                          Professor of Law, University of
DOB: 9/14/57                                                                  California at Los Angeles School of Law
                                                                              (since July 2001). Formerly, Professor
                                                                              of Law, Georgetown University Law
                                                                              Center.
Jack L. Treynor          Trustee          Trustee of the Trust since 1989;    Investment Adviser and Consultant.
DOB: 2/21/30                              of the Portfolio since 1993
----------------------------------------------------------------------------------------------------------------------


         NAME             NUMBER OF PORTFOLIOS
       AND DATE              IN FUND COMPLEX                 OTHER DIRECTORSHIPS
       OF BIRTH          OVERSEEN BY TRUSTEE(1)                      HELD
-----------------------
Donald R. Dwight                        178          Trustee/Director of the Royce Funds
DOB: 3/26/31                                           (mutual funds) consisting of 17
                                                                  portfolios
Samuel L. Hayes, III                    178          Director of Tiffany & Co. (specialty
DOB: 2/23/35                                        retailer) and Director of Telect, Inc.
                                                     (telecommunication services company)

Norton H. Reamer                        178                          None
DOB: 9/21/35

Lynn A. Stout                           173                          None
DOB: 9/14/57

Jack L. Treynor                         170                          None
DOB: 2/21/30
-----------------------

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)                 TERM OF
         NAME               WITH THE                 OFFICE AND
       AND DATE             TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
       OF BIRTH             PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Gregory L. Coleman       Vice President   Since 2001                          Partner of Atlanta Capital Management
DOB: 10/28/49            of the Trust                                         Company, L.L.C. (Atlanta Capital).
                                                                              Officer of 10 investment companies
                                                                              managed by EVM or BMR.
Arieh Coll               Vice President   Since 2000                          Vice President of EVM and BMR. Officer
DOB: 11/9/63             of the                                               of 3 investment companies managed by EVM
                         Portfolio                                            or BMR.
Thomas E. Faust Jr.      President of     Since 2002                          Executive Vice President and Chief
DOB: 5/31/58             the Trust                                            Investment Officer of EVM and BMR and
                                                                              Director of EVC. Officer of 50
                                                                              investment companies managed by EVM or
                                                                              BMR.
Duncan W. Richardson     President of     Since 2002                          Senior Vice President and Chief Equity
DOB: 10/26/57            the Portfolio                                        Investment Officer of EVM and BMR.
                                                                              Officer of 41 investment companies
                                                                              managed by EVM or BMR.
James A. Womack          Vice President   Since 2001                          Vice President of Atlanta Capital.
DOB: 11/20/68            of the Trust                                         Officer of 10 investment companies
                                                                              managed by EVM or BMR.
Alan R. Dynner           Secretary        Since 1997                          Vice President, Secretary and Chief
DOB: 10/10/40                                                                 Legal Officer of BMR, EVM, EVD and EVC.
                                                                              Officer of 178 investment companies
                                                                              managed by EVM or BMR.
William J. Austin Jr.    Treasurer of     Since 2002                          Assistant Vice President of EVM and BMR.
DOB: 12/27/51            the Portfolio                                        Officer of 54 investment companies
                                                                              managed by EVM or BMR.
James L. O'Connor        Treasurer of     Since 1989                          Vice President of BMR, EVM and EVD.
DOB: 4/1/45              the Trust                                            Officer of 100 investment companies
                                                                              managed by EVM or BMR.
----------------------------------------------------------------------------------------------------------------------


         NAME
       AND DATE
       OF BIRTH
-----------------------
Gregory L. Coleman
DOB: 10/28/49

Arieh Coll
DOB: 11/9/63

Thomas E. Faust Jr.
DOB: 5/31/58

Duncan W. Richardson
DOB: 10/26/57

James A. Womack
DOB: 11/20/68

Alan R. Dynner
DOB: 10/10/40

William J. Austin Jr.
DOB: 12/27/51

James L. O'Connor
DOB: 4/1/45

-----------------------

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.